united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23602

Humankind Benefit Corporation

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

HSC Agent Services, Inc.

245 W Chase Street, Baltimore, MD 21217

(Name and address of agent for service)

Registrant's telephone number, including area code: 646-838-4352

Date of fiscal year end: 12/31

Date of reporting period: 12/31/21

Item 1. Reports to Stockholders. The N-CSR was amended to correct the inception date noted on the Portfolio Review page.

HKND

Annual Report
December 31, 2021

1-888-557-6692
www.humankindfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Humankind US Stock ETF. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors LLC

US equities continued to advance throughout 2021 as a vaccine rollout and economic recovery continued to improve the overall outlook. Despite several additional variant waves of the coronavirus, global economic activity steadily advanced throughout the year. Tailwinds from both fiscal stimulus and accommodative monetary policy contributed to the strong rally in the equity market. In the latter half of the year, mounting supply chain disruptions resulted in the most significant inflationary pressures seen since the 1980s but these inflation readings did not adversely impact equities through year end.

From the fund’s inception date of 2/24/2021 through 12/31/2021, the fund returned 20.31% compared to 23.23% for the benchmark S&P 1500 index. This divergence of 2.92% developed in October as certain technology shares that have a higher weighting in the S&P 1500 index than in HKND outperformed the overall market. Volatility in technology shares throughout the year resulted in higher volatility for the S&P 1500 index than for HKND, with periods when the index was both leading and lagging the fund.

Technology companies in the fund were the strongest performing sector with a return of 32.18% during the reporting period, although the return contribution from the sector was only 4.04% since the fund’s allocation to technology is only 13.14%. The healthcare sector, which represents the largest allocation in the fund at 31.75%, had a return of 22.69% and a performance contribution of 7.19%.

Focusing on the individual company level, the top five contributing companies were Alphabet, Microsoft, Pfizer, Apple and HCA Healthcare with return contributions of 1.57%, 1.41%, 1.24%, 1.10% and .73% respectively. The five largest detractors from performance were Verizon, General Electric, Intel, SmileDirectClub and Amgen with return contributions of -.26%, -.18%, -.09%, -.09% and -.07% respectively.

6198-NLD-02182022

Humankind US Stock ETF
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for the period ended December 31, 2021, compared to its benchmark:

Since Inception** -
Fund/Index	December 31, 2021
Humankind US Stock ETF	20.31%
Humankind US Stock ETF - Market Price	20.35%
S&P Composite 1500 ***	23.23%
Humankind US Equity Index ****	20.45%

Comparison of Change in Value of $10,000 Investment

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (2/24/2021) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses are 0.11% per the February 19, 2021 prospectus. Please see the Financial Highlights for a most recent expense ratio. For performance information current to the most recent month-end, please call toll-free 1-888-557-6692.

**	As of the close of business on February 23, 2021

***	The S&P Composite 1500 combines three leading indices, the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600, to cover approximately 90% of the U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks.

****	The Humankind US Equity Index (the “Index”) is designed to provide exposure to approximately 1,000 U.S. listed public companies that, Humankind Investments LLC (“Index Sponsor”) has determined to have the most positive impact on humanity, defined as investors, customers, employees, and members of society. The Index’s methodology is owned and compiled by the Index Sponsor and utilizes an independent index calculation agent, Solactive AG, to calculate, publish, and maintain the index market value on a daily basis.

The index methodology also seeks to, although is under no obligation to, follow the principles of the United Nations Principles for Responsible Investment (“UNPRI”). For the Index, this particularly includes incorporating environmental, social, and corporate governance issues into the Index Sponsor’s investment analysis and decision-making processes. Additional information related to the UNPRI is available at: https://www.unpri.org/.

Portfolio Composition as of December 31, 2021

Portfolio Composition (Unaudited)	% of Net Assets	Industry Composition (Unaudited)	% of Net Assets
Common Stocks	99.8%	Biotech & Pharma	15.0%
Other Assets in Excess of Liabilities	0.2%	Health Care Facilities & Services	12.2%
	100.0%	Chemicals	6.6%
		Medical Equipment & Devices	5.7%
		Technology Hardware	5.1%
		Telecommuncations	5.0%
		Internet Media & Services	4.6%
		Household Products	3.9%
		Food	3.8%
		Wholesale - Consumer Staples	3.8%
		Other Assets and Other Liabilities - Net	34.3%
			100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8%
	ADVERTISING & MARKETING - 0.1%
1,546	Interpublic Group of Companies, Inc.	$57,898
1,358	Omnicom Group, Inc.	99,500
		157,398
	AEROSPACE & DEFENSE -0.0%(a)
16	Teledyne Technologies, Inc.(b)	6,991
51	Woodward, Inc.	5,582
		12,573
	APPAREL & TEXTILE PRODUCTS - 0.0%(a)
74	VF Corporation	5,418

	ASSET MANAGEMENT - 0.5%
50	Affiliated Managers Group, Inc.	8,226
197	Ameriprise Financial, Inc.	59,427
109	Ares Management Corporation, Class A	8,858
74	B Riley Financial, Inc.	6,576
82	BlackRock, Inc.	75,075
354	Carlyle Group, Inc.	19,435
825	Charles Schwab Corporation	69,382
160	Federated Hermes, Inc., Class B	6,013
1,012	Franklin Resources, Inc.	33,892
1,451	Invesco Ltd.	33,402
172	LPL Financial Holdings, Inc.	27,535
1,720	ODP Corporation(b)	67,562
169	Oppenheimer Holdings, Inc., Class A	7,837
688	Raymond James Financial, Inc.	69,075
345	Stifel Financial Corporation	24,295
129	T Rowe Price Group, Inc.	25,367
		541,957
	AUTOMOTIVE - 0.0%(a)
3,274	Tenneco, Inc., Class A(b)	36,996
892	Velodyne Lidar, Inc.(b)	4,139
		41,135
	BANKING - 3.4%
105	Ameris Bancorp	5,216

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BANKING - 3.4% (Continued)
421	Associated Banc-Corporation	$9,510
17,410	Bank of America Corporation	774,572
63	Bank of Hawaii Corporation	5,277
187	Bank OZK	8,701
236	BankUnited, Inc.	9,985
105	BOK Financial Corporation	11,076
208	Cadence Bank	6,196
122	Cathay General Bancorp	5,245
387	CIT Group, Inc.	19,869
4,650	Citigroup, Inc.	280,814
1,205	Citizens Financial Group, Inc.	56,936
321	Comerica, Inc.	27,927
135	Commerce Bancshares, Inc.	9,280
75	Cullen/Frost Bankers, Inc.	9,455
164	East West Bancorp, Inc.	12,904
1,492	Fifth Third Bancorp	64,977
14	First Citizens BancShares, Inc., Class A	11,618
225	First Hawaiian, Inc.	6,149
925	First Horizon Corporation	15,105
248	First Midwest Bancorp, Inc.	5,079
110	First Republic Bank	22,716
182	Flagstar Bancorp, Inc.	8,725
762	FNB Corporation	9,243
403	Fulton Financial Corporation	6,851
170	Hancock Whitney Corporation	8,503
432	Hilltop Holdings, Inc.	15,180
217	Home BancShares, Inc.	5,284
2,304	Huntington Bancshares, Inc.	35,528
430	Investors Bancorp, Inc.	6,515
5,188	JPMorgan Chase & Company	821,521
2,559	KeyCorporation	59,190
321	M&T Bank Corporation	49,299
1,058	New York Community Bancorp, Inc.	12,918
318	Old National Bancorp	5,762

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BANKING - 3.4% (Continued)
169	PacWest Bancorp	$7,634
748	People’s United Financial, Inc.	13,329
71	Pinnacle Financial Partners, Inc.	6,781
1,467	PNC Financial Services Group, Inc.	294,163
98	Prosperity Bancshares, Inc.	7,085
2,454	Regions Financial Corporation	53,497
30	Signature Bank	9,704
185	Simmons First National Corporation, Class A	5,472
64	SouthState Corporation	5,127
288	Sterling Bancorp	7,428
31	SVB Financial Group(b)	21,025
277	Synovus Financial Corporation	13,260
137	Texas Capital Bancshares, Inc.(b)	8,254
1,745	Truist Financial Corporation	102,170
100	UMB Financial Corporation	10,611
417	Umpqua Holdings Corporation	8,023
166	United Bankshares, Inc.	6,022
2,812	US Bancorp	157,950
611	Valley National Bancorp	8,401
146	Washington Federal, Inc.	4,873
167	Webster Financial Corporation	9,325
11,783	Wells Fargo & Company	565,349
75	Western Alliance Bancorp	8,074
126	Wintrust Financial Corporation	11,443
326	Zions Bancorp	20,590
		3,788,716
	BEVERAGES - 1.8%
4,454	Coca-Cola Company	263,721
4,627	Keurig Dr Pepper, Inc.	170,551
8,804	PepsiCo, Inc.	1,529,343
		1,963,615
	BIOTECH & PHARMA - 15.0%
176	2seventy bio, Inc.(b)	4,511
139	4D Molecular Therapeutics, Inc.(b)	3,050

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECH & PHARMA - 15.0% (Continued)
12,949	AbbVie, Inc.	$1,753,294
979	ACADIA Pharmaceuticals, Inc.(b)	22,850
390	Aerie Pharmaceuticals, Inc.(b)	2,738
1,741	Agenus, Inc.(b)	5,606
495	Agios Pharmaceuticals, Inc.(b)	16,271
1,986	Akebia Therapeutics, Inc.(b)	4,488
179	Akoya Biosciences, Inc.(b)	2,740
119	Albireo Pharma, Inc.(b)	2,772
337	Alector, Inc.(b)	6,959
302	Allakos, Inc.(b)	2,957
807	Allogene Therapeutics, Inc.(b)	12,040
454	Alnylam Pharmaceuticals, Inc.(b)	76,989
784	ALX Oncology Holdings, Inc.(b)	16,848
4,992	Amgen, Inc.	1,123,050
1,123	Amicus Therapeutics, Inc.(b)	12,971
399	Amphastar Pharmaceuticals, Inc.(b)	9,293
132	AnaptysBio, Inc.(b)	4,587
137	Anika Therapeutics, Inc.(b)	4,909
870	Antares Pharma, Inc.(b)	3,106
455	Apellis Pharmaceuticals, Inc.(b)	21,512
104	Arcturus Therapeutics Holdings, Inc.(b)	3,849
181	Arcus Biosciences, Inc.(b)	7,325
3,685	Ardelyx, Inc.(b)	4,054
435	Arena Pharmaceuticals, Inc.(b)	40,429
554	Arrowhead Pharmaceuticals, Inc.(b)	36,730
1,141	Atea Pharmaceuticals, Inc.(b)	10,201
339	Avid Bioservices, Inc.(b)	9,892
128	Avidity Biosciences, Inc.(b)	3,043
291	Axsome Therapeutics, Inc.(b)	10,994
239	Beam Therapeutics, Inc.(b)	19,046
280	BioAtla, Inc.(b)	5,496
938	BioCryst Pharmaceuticals, Inc.(b)	12,991
1,975	Biogen, Inc.(b)	473,842
192	Biohaven Pharmaceutical Holding Company Ltd.(b)	26,460

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECH & PHARMA - 15.0% (Continued)
717	BioMarin Pharmaceutical, Inc.(b)	$63,347
702	Bluebird Bio, Inc.(b)	7,013
334	Blueprint Medicines Corporation(b)	35,775
367	Bolt Biotherapeutics, Inc.(b)	1,798
892	Bridgebio Pharma, Inc.(b)	14,879
24,743	Bristol-Myers Squibb Company	1,542,726
232	C4 Therapeutics, Inc.(b)	7,470
269	Cara Therapeutics, Inc.(b)	3,276
441	Catalyst Pharmaceuticals, Inc.(b)	2,986
81	ChemoCentryx, Inc.(b)	2,949
559	Chimerix, Inc.(b)	3,594
960	Clovis Oncology, Inc.(b)	2,602
444	Coherus Biosciences, Inc.(b)	7,086
640	Corcept Therapeutics, Inc.(b)	12,672
106	Crinetics Pharmaceuticals, Inc.(b)	3,011
1,227	Curis, Inc.(b)	5,841
232	Cytokinetics, Inc.(b)	10,575
833	CytomX Therapeutics, Inc.(b)	3,607
1,138	Deciphera Pharmaceuticals, Inc.(b)	11,118
679	Denali Therapeutics, Inc.(b)	30,283
257	Dynavax Technologies Corporation(b)	3,616
60	Eagle Pharmaceuticals, Inc.(b)	3,055
345	Editas Medicine, Inc.(b)	9,160
4,431	Eli Lilly & Company	1,223,931
662	Emergent BioSolutions, Inc.(b)	28,777
177	Enanta Pharmaceuticals, Inc.(b)	13,236
1,178	Epizyme, Inc.(b)	2,945
796	Esperion Therapeutics, Inc.(b)	3,980
2,873	Exelixis, Inc.(b)	52,518
614	Fate Therapeutics, Inc.(b)	35,925
1,208	FibroGen, Inc.(b)	17,033
454	Finch Therapeutics Group, Inc.(b)	4,526
396	Forma Therapeutics Holdings, Inc.(b)	5,631
11,767	Gilead Sciences, Inc.	854,402

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECH & PHARMA - 15.0% (Continued)
336	Global Blood Therapeutics, Inc.(b)	$9,835
97	Guardant Health, Inc.(b)	9,702
1,476	Halozyme Therapeutics, Inc.(b)	59,350
209	Harmony Biosciences Holdings, Inc.(b)	8,912
442	Harpoon Therapeutics, Inc.(b)	3,337
699	Heron Therapeutics, Inc.(b)	6,382
732	Hookipa Pharma, Inc.(b)	1,706
201	IGM Biosciences, Inc.(b)	5,895
1,781	ImmunoGen, Inc.(b)	13,215
873	Immunovant, Inc.(b)	7,438
2,056	Incyte Corporation(b)	150,910
70	Inhibrx, Inc.(b)	3,057
384	Innoviva, Inc.(b)	6,624
959	Inovio Pharmaceuticals, Inc.(b)	4,785
474	Insmed, Inc.(b)	12,912
171	Intellia Therapeutics, Inc.(b)	20,219
247	Intercept Pharmaceuticals, Inc.(b)	4,024
95	Intersect ENT, Inc.(b)	2,594
348	Intra-Cellular Therapies, Inc.(b)	18,214
994	Ionis Pharmaceuticals, Inc.(b)	30,247
991	Iovance Biotherapeutics, Inc.(b)	18,918
2,610	Ironwood Pharmaceuticals, Inc.(b)	30,433
13,318	Johnson & Johnson	2,278,309
201	KalVista Pharmaceuticals, Inc.(b)	2,659
120	Karuna Therapeutics, Inc.(b)	15,720
453	Karyopharm Therapeutics, Inc.(b)	2,913
92	Keros Therapeutics, Inc.(b)	5,383
220	Kinnate Biopharma, Inc.(b)	3,898
211	Kodiak Sciences, Inc.(b)	17,889
460	Kura Oncology, Inc.(b)	6,440
156	Kymera Therapeutics, Inc.(b)	9,904
846	Lexicon Pharmaceuticals, Inc.(b)	3,333
84	Ligand Pharmaceuticals, Inc.(b)	12,975
864	MacroGenics, Inc.(b)	13,867

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECH & PHARMA - 15.0% (Continued)
127	Madrigal Pharmaceuticals, Inc.(b)	$10,762
1,632	MannKind Corporation(b)	7,132
3,864	Maravai LifeSciences Holdings, Inc.(b)	161,902
223	Marinus Pharmaceuticals, Inc.(b)	2,649
143	MeiraGTx Holdings PLC(b)	3,395
16,330	Merck & Company, Inc.	1,251,531
684	Mersana Therapeutics, Inc.(b)	4,254
274	Mirati Therapeutics, Inc.(b)	40,193
1,178	Moderna, Inc.(b)	299,188
161	Morphic Holding, Inc.(b)	7,628
2,954	Nektar Therapeutics(b)	39,909
794	Neurocrine Biosciences, Inc.(b)	67,625
652	NGM Biopharmaceuticals, Inc.(b)	11,547
229	Nkarta, Inc.(b)	3,515
244	Novavax, Inc., Class A(b)	34,909
207	Nurix Therapeutics, Inc.(b)	5,993
1,046	Ocugen, Inc.(b)	4,759
717	Ocular Therapeutix, Inc.(b)	4,997
815	Omeros Corporation(b)	5,240
523	Organogenesis Holdings, Inc.(b)	4,833
306	Pacira BioSciences, Inc.(b)	18,412
38,219	Pfizer, Inc.	2,256,831
407	Pliant Therapeutics, Inc.(b)	5,495
767	PMV Pharmaceuticals, Inc.(b)	17,718
230	Praxis Precision Medicines, Inc.(b)	4,531
1,907	Precigen, Inc.(b)	7,075
381	Prestige Consumer Healthcare, Inc.(b)	23,108
207	Prometheus Biosciences, Inc.(b)	8,185
198	Protagonist Therapeutics, Inc.(b)	6,772
408	PTC Therapeutics, Inc.(b)	16,251
323	Radius Health, Inc.(b)	2,235
70	RAPT Therapeutics, Inc.(b)	2,571
882	Recursion Pharmaceuticals, Inc.(b)	15,109
640	Regeneron Pharmaceuticals, Inc.(b)	404,173

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECH & PHARMA - 15.0% (Continued)
333	REGENXBIO, Inc.(b)	$10,889
373	Relay Therapeutics, Inc.(b)	11,455
708	Revance Therapeutics, Inc.(b)	11,555
419	REVOLUTION Medicines, Inc.(b)	10,546
1,192	Rigel Pharmaceuticals, Inc.(b)	3,159
447	Rocket Pharmaceuticals, Inc.(b)	9,758
6,122	Royalty Pharma PLC, Class A	243,962
774	Sage Therapeutics, Inc.(b)	32,926
1,027	Sangamo Therapeutics, Inc.(b)	7,703
437	Sarepta Therapeutics, Inc.(b)	39,352
164	Scholar Rock Holding Corporation(b)	4,074
835	Seagen, Inc.(b)	129,091
579	Shattuck Labs, Inc.(b)	4,927
436	SIGA Technologies, Inc.(b)	3,279
1,530	Sorrento Therapeutics, Inc.(b)	7,115
228	SpringWorks Therapeutics, Inc.(b)	14,131
372	Supernus Pharmaceuticals, Inc.(b)	10,848
351	Sutro Biopharma, Inc.(b)	5,223
234	Syndax Pharmaceuticals, Inc.(b)	5,122
974	TG Therapeutics, Inc.(b)	18,506
235	Travere Therapeutics, Inc.(b)	7,294
445	Turning Point Therapeutics, Inc.(b)	21,227
185	Twist Bioscience Corporation(b)	14,317
534	Ultragenyx Pharmaceutical, Inc.(b)	44,904
321	United Therapeutics Corporation(b)	69,362
428	Vanda Pharmaceuticals, Inc.(b)	6,715
583	Vaxart, Inc.(b)	3,655
837	Verastem, Inc.(b)	1,716
2,180	Vertex Pharmaceuticals, Inc.(b)	478,728
408	Veru, Inc.(b)	2,403
496	Viatris, Inc.	6,711
902	Vir Biotechnology, Inc.(b)	37,767
222	XBiotech, Inc.	2,471
479	Xencor, Inc.(b)	19,217

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECH & PHARMA - 15.0% (Continued)
386	Y-mAbs Therapeutics, Inc.(b)	$6,257
381	Zogenix, Inc.(b)	6,191
		16,684,218
	CABLE & SATELLITE - 1.2%
1,621	Altice USA, Inc., Class A(b)	26,228
2	Cable One, Inc.	3,527
420	Charter Communications, Inc., Class A(b)	273,827
17,039	Comcast Corporation, Class A	857,573
1,866	DISH Network Corporation, Class A(b)	60,533
460	Liberty Broadband Corporation - Series A(b)	74,014
266	WideOpenWest, Inc.(b)	5,724
		1,301,426
	CHEMICALS - 6.6%
6,107	American Vanguard Corporation	100,094
11,887	CF Industries Holdings, Inc.	841,362
74,649	Corteva, Inc.	3,529,404
374	CVR Partners, L.P.	30,926
4,590	Ecolab, Inc.	1,076,768
8,519	FMC Corporation	936,153
313	International Flavors & Fragrances, Inc.	47,153
91	Minerals Technologies, Inc.	6,657
18,443	Mosaic Company	724,625
19	Rogers Corporation(b)	5,187
		7,298,329
	COMMERCIAL SUPPORT SERVICES - 0.7%
546	ABM Industries, Inc.	22,304
688	ADT, Inc.	5,786
896	Advantage Solutions, Inc.(b)	7,186
115	AMN Healthcare Services, Inc.(b)	14,068
959	Aramark	35,339
145	ASGN, Inc.(b)	17,893
87	Barrett Business Services, Inc.	6,008
167	Brady Corporation, Class A	9,001
99	Brink’s Company	6,491

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.7% (Continued)
124	Cintas Corporation	$54,953
108	CorVel Corporation(b)	22,464
340	Deluxe Corporation	10,917
210	Forrester Research, Inc.(b)	12,333
97	FTI Consulting, Inc.(b)	14,882
664	H&R Block, Inc.	15,644
106	Huron Consulting Group, Inc.(b)	5,289
238	Insperity, Inc.	28,110
1,808	Kelly Services, Inc., Class A	30,320
107	Kforce, Inc.	8,049
134	Korn Ferry	10,148
1,219	ManpowerGroup, Inc.	118,646
2,622	R1 RCM, Inc.(b)	66,835
302	Robert Half International, Inc.	33,679
89	Schnitzer Steel Industries, Inc., Class A	4,621
3,123	SP Plus Corporation(b)	88,132
477	Stericycle, Inc.(b)	28,448
256	TriNet Group, Inc.(b)	24,387
534	TrueBlue, Inc.(b)	14,776
71	UniFirst Corporation	14,938
484	Viad Corporation(b)	20,710
		752,357
	CONSTRUCTION MATERIALS - 0.0%(a)
58	Carlisle Companies, Inc.	14,391

	CONSUMER SERVICES - 0.1%
188	Adtalem Global Education, Inc.(b)	5,557
56	Bright Horizons Family Solutions, Inc.(b)	7,049
20	Graham Holdings Company, Class B	12,598
228	Matthews International Corporation, Class A	8,361
24	Medifast, Inc.	5,026
165	Rent-A-Center, Inc.	7,927
153	Service Corp International	10,861

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	CONSUMER SERVICES - 0.1% (Continued)
318	WW International, Inc.(b)	$5,129
		62,508
	CONTAINERS & PACKAGING - 0.0%(a)
280	Sealed Air Corporation	18,892

	DATA CENTER REIT - 0.0%(a)
164	Digital Realty Trust, Inc.	29,007
33	Equinix, Inc.	27,913
		56,920
	DATA CENTER REITS - 0.0%(a)
62	CyrusOne, Inc.	5,563

	DIVERSIFIED INDUSTRIALS - 2.2%
2,865	3M Company	508,910
71	Dover Corporation	12,894
19,507	General Electric Company	1,842,825
245	Honeywell International, Inc.	51,085
77	Illinois Tool Works, Inc.	19,004
		2,434,718
	E-COMMERCE DISCRETIONARY - 0.4%
1,580	1-800-Flowers.com, Inc., Class A(b)	36,925
98	Amazon.com, Inc.(b)	326,764
97	Chewy, Inc.(b)	5,720
527	eBay, Inc.	35,046
69	Wayfair, Inc., Class A(b)	13,108
		417,563
	ELECTRICAL EQUIPMENT - 0.5%
43	Acuity Brands, Inc.	9,104
66	AMETEK, Inc.	9,705
633	Amphenol Corporation, Class A	55,362
168	Belden, Inc.	11,043
164	Carrier Global Corporation	8,895
61	Cognex Corporation	4,743
1,938	Fortive Corporation	147,849

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	ELECTRICAL EQUIPMENT - 0.5% (Continued)
16	Generac Holdings, Inc.(b)	$5,631
74	Hubbell, Inc.	15,412
154	Itron, Inc.(b)	10,552
112	Keysight Technologies, Inc.(b)	23,129
1,757	Kimball Electronics, Inc.(b)	38,232
15	Littelfuse, Inc.	4,720
159	National Instruments Corporation	6,944
142	Novanta, Inc.(b)	25,039
183	OSI Systems, Inc.(b)	17,056
89	Rockwell Automation, Inc.	31,048
48	Roper Technologies, Inc.	23,609
109	Trimble, Inc.(b)	9,504
665	Watts Water Technologies, Inc., Class A	129,123
		586,700
	ENGINEERING & CONSTRUCTION - 0.2%
456	Dycom Industries, Inc.(b)	42,755
86	EMCOR Group, Inc.	10,956
526	Jacobs Engineering Group, Inc.	73,234
419	Tetra Tech, Inc.	71,146
		198,091
	ENTERTAINMENT CONTENT - 0.6%
1,869	Activision Blizzard, Inc.	124,345
267	AMC Networks, Inc., Class A(b)	9,195
1,869	Discovery, Inc. - Series A(b)	43,996
177	Electronic Arts, Inc.	23,346
591	Endeavor Group Holdings, Inc.(b)	20,620
1,445	Fox Corporation - Class B, CLASS B	49,520
975	Lions Gate Entertainment Corporation, Class A(b)	16,224
207	ROBLOX Corporation, Class A(b)	21,354
123	Take-Two Interactive Software, Inc.(b)	21,860
2,168	ViacomCBS, Inc.	72,346
1,060	Walt Disney Company(b)	164,184
564	Warner Music Group Corporation	24,354

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	ENTERTAINMENT CONTENT - 0.6% (Continued)
3,621	Zynga, Inc., Class A(b)	$23,174
		614,518
	FOOD - 3.8%
1,526	B&G Foods, Inc.	46,894
4,252	Campbell Soup Company	184,792
14,888	Conagra Brands, Inc.	508,425
432	Darling Ingredients, Inc.(b)	29,933
8,161	Flowers Foods, Inc.	224,183
9,886	Fresh Del Monte Produce, Inc.	272,854
8,043	General Mills, Inc.	541,937
1,150	Hain Celestial Group, Inc.(b)	49,002
358	Hershey Company	69,262
1,011	Hostess Brands, Inc.(b)	20,645
924	Ingredion, Inc.	89,295
525	J & J Snack Foods Corporation	82,929
2,386	J M Smucker Company	324,067
124	John B Sanfilippo & Son, Inc.	11,180
8,083	Kellogg Company	520,707
4,984	Lamb Weston Holdings, Inc.	315,886
246	Lancaster Colony Corporation	40,738
505	Mission Produce, Inc.(b)	7,929
10,401	Mondelez International, Inc., Class A	689,689
934	Post Holdings, Inc.(b)	105,290
5,465	TreeHouse Foods, Inc.(b)	221,496
446	Utz Brands, Inc.	7,114
		4,364,247
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(a)
354	Glatfelter Corporation	6,089

	GAS & WATER UTILITIES - 2.9%
2,161	American States Water Company	223,534
10,132	American Water Works Company, Inc.	1,913,529
5,064	California Water Service Group	363,899
9,520	Essential Utilities, Inc.	511,129

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	GAS & WATER UTILITIES - 2.9% (Continued)
288	Middlesex Water Company	$34,646
2,846	SJW Group	208,327
443	York Water Company	22,053
		3,277,117
	HEALTH CARE FACILITIES & SERVICES -12.2%
660	Acadia Healthcare Company, Inc.(b)	40,062
273	AdaptHealth Corporation(b)	6,678
89	Addus HomeCare Corporation(b)	8,322
1,582	Agiliti, Inc.(b)	36,639
1,526	agilon health, Inc.(b)	41,202
143	Amedisys, Inc.(b)	23,149
2,106	AmerisourceBergen Corporation	279,866
632	Anthem, Inc.	292,957
167	Apollo Medical Holdings, Inc.(b)	12,271
2,930	Aveanna Healthcare Holdings, Inc.(b)	21,682
16,064	Brookdale Senior Living, Inc.(b)	82,890
16,906	Cardinal Health, Inc.	870,490
856	Catalent, Inc.(b)	109,594
2,287	Centene Corporation(b)	188,449
458	Charles River Laboratories International, Inc.(b)	172,565
42	Chemed Corporation	22,220
40,027	Community Health Systems, Inc.(b)	532,759
5,926	CVS Health Corporation	611,326
2,150	DaVita, Inc.(b)	244,584
1,120	Encompass Health Corporation	73,091
412	Ensign Group, Inc.	34,592
83	Fulgent Genetics, Inc.(b)	8,349
1,815	Hanger, Inc.(b)	32,906
7,633	HCA Healthcare, Inc.	1,961,071
910	Henry Schein, Inc.(b)	70,552
376	Humana, Inc.	174,411
998	Innovage Holding Corporation(b)	4,990
529	Invitae Corporation(b)	8,078
3,668	IQVIA Holdings, Inc.(b)	1,034,890

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 12.2% (Continued)
3,485	Laboratory Corp of America Holdings(b)	$1,095,022
171	LHC Group, Inc.(b)	23,466
162	Magellan Health, Inc.(b)	15,388
4,720	McKesson Corporation	1,173,250
4,597	Mednax, Inc.(b)	125,084
285	Medpace Holdings, Inc.(b)	62,027
158	Molina Healthcare, Inc.(b)	50,257
120	National HealthCare Corporation	8,153
630	NeoGenomics, Inc.(b)	21,496
7,475	OPKO Health, Inc.(b)	35,955
2,073	Option Care Health, Inc.(b)	58,956
2,892	Ortho Clinical Diagnostics Holdings PLC(b)	61,860
3,589	Owens & Minor, Inc.	156,122
1,187	Patterson Companies, Inc.	34,838
224	Pennant Group, Inc.(b)	5,170
308	Personalis, Inc.(b)	4,395
1,357	Premier, Inc., Class A	55,868
4,217	Quest Diagnostics, Inc.	729,583
2,744	RadNet, Inc.(b)	82,622
4,226	Select Medical Holdings Corporation	124,244
87	SI-BONE, Inc.(b)	1,932
599	Sotera Health Company(b)	14,106
1,335	Surgery Partners, Inc.(b)	71,302
3,448	Syneos Health, Inc.(b)	354,041
146	Teladoc Health, Inc.(b)	13,406
8,662	Tenet Healthcare Corporation(b)	707,599
839	Tivity Health, Inc.(b)	22,183
2,111	UnitedHealth Group, Inc.	1,060,018
3,375	Universal Health Services, Inc., Class B	437,603
97	US Physical Therapy, Inc.	9,268
		13,615,849
	HEALTH CARE REIT - 0.4%
25,567	Diversified Healthcare Trust	79,001
542	Healthcare Realty Trust, Inc.	17,149

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	HEALTH CARE REIT - 0.4% (Continued)
723	Healthpeak Properties, Inc.	$26,093
423	Medical Properties Trust, Inc.	9,995
215	Omega Healthcare Investors, Inc.	6,362
553	Ventas, Inc.	28,269
1,465	Welltower, Inc.	125,652
		292,521
	HOME & OFFICE PRODUCTS - 0.1%
107	Scotts Miracle-Gro Company	17,227
247	Whirlpool Corporation	57,961
		75,188
	HOME CONSTRUCTION - 0.2%
440	Beazer Homes USA, Inc.(b)	10,217
141	Century Communities, Inc.	11,532
281	Dream Finders Homes, Inc.(b)	5,465
73	Fortune Brands Home & Security, Inc.	7,804
117	Hovnanian Enterprises, Inc.(b)	14,893
494	KB Home	22,097
54	LGI Homes, Inc.(b)	8,342
191	M/I Homes, Inc.(b)	11,876
198	Masco Corporation	13,904
310	MDC Holdings, Inc.	17,307
154	Meritage Homes Corporation(b)	18,797
676	Taylor Morrison Home Corporation(b)	23,633
509	Toll Brothers, Inc.	36,847
587	Tri Pointe Homes, Inc.(b)	16,371
		219,085
	HOTEL REIT - 0.1%
458	Apple Hospitality REIT, Inc.	7,397
2,565	Host Hotels & Resorts, Inc. (b)	44,604
899	Park Hotels & Resorts, Inc.(b)	16,973
231	Pebblebrook Hotel Trust	5,167
572	RLJ Lodging Trust	7,968

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	HOTEL REIT - 0.1% (Continued)
79	Ryman Hospitality Properties, Inc.(b)	$7,265
530	Sunstone Hotel Investors, Inc.(b)	6,217
332	Xenia Hotels & Resorts, Inc.(b)	6,013
		101,604
	HOUSEHOLD PRODUCTS - 3.9%
655	Central Garden & Pet Company(b)	34,473
2,696	Church & Dwight Company, Inc.	276,340
2,934	Clorox Company	511,572
8,241	Colgate-Palmolive Company	703,287
1,945	Energizer Holdings, Inc.	77,995
324	Estee Lauder Companies, Inc., Class A	119,945
1,815	Kimberly-Clark Corporation	259,400
12,964	Procter & Gamble Company	2,120,650
1,956	Spectrum Brands Holdings, Inc.	198,964
		4,302,626
	INDUSTRIAL INTERMEDIATE PRODUCT - 0.1%
179	Timken Company	12,403
184	Valmont Industries, Inc.	46,092
		58,495
	INDUSTRIAL REIT - 0.0%(a)
701	Americold Realty Trust	22,986
136	Duke Realty Corporation	8,927
159	Prologis, Inc.	26,769
		58,682
	INDUSTRIAL SUPPORT SERVICES - 0.1%
27	AMERCO	19,608
73	Applied Industrial Technologies, Inc.	7,497
180	Fastenal Company	11,531
104	MSC Industrial Direct Company, Inc., Class A	8,742
381	Resideo Technologies, Inc.(b)	9,917
24	SiteOne Landscape Supply, Inc.(b)	5,815
67	United Rentals, Inc.(b)	22,263
33	Watsco, Inc.	10,325
55	WESCO International, Inc.(b)	7,237

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.1% (Continued)
70	WW Grainger, Inc.	$36,278
		139,213
	INFRASTRUCTURE REIT - 0.3%
324	American Tower Corporation	94,769
455	Crown Castle International Corporation	94,977
62	SBA Communications Corporation	24,119
		213,865
	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
2,685	Bank of New York Mellon Corporation	155,945
3,116	BGC Partners, Inc., Class A	14,489
139	Cboe Global Markets, Inc.	18,126
683	CME Group, Inc.	156,038
306	Cowen, Inc., Class A	11,047
187	Evercore, Inc., Class A	25,404
936	Goldman Sachs Group, Inc.	358,066
142	Houlihan Lokey, Inc.	14,700
183	Interactive Brokers Group, Inc., Class A	14,534
416	Intercontinental Exchange, Inc.	56,896
2,076	Jefferies Financial Group, Inc.	80,549
581	Lazard Ltd., Class A	25,349
176	Moelis & Company, Class A	11,002
2,793	Morgan Stanley	274,161
174	Nasdaq, Inc.	36,542
276	Northern Trust Corporation	33,012
56	Piper Sandler Cos	9,997
118	PJT Partners, Inc., Class A	8,743
114	SEI Investments Company	6,947
823	State Street Corporation	76,539
516	StoneX Group, Inc.(b)	31,605
53	Tradeweb Markets, Inc., Class A	5,307
10	Virtu Financial, Inc., Class A	288
		1,425,286
	INSURANCE - 1.8%
1,238	Aflac, Inc.	72,287

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INSURANCE - 1.8% (Continued)
1,730	Allstate Corporation	$203,534
236	American Equity Investment Life Holding Company	9,185
224	American Financial Group, Inc.	30,760
959	American International Group, Inc.	54,529
73	American National Group, Inc.	13,785
149	Arthur J Gallagher & Company	25,281
222	Assurant, Inc.	34,601
231	Brighthouse Financial, Inc.(b)	11,966
157	Brown & Brown, Inc.	11,034
275	Cincinnati Financial Corporation	31,331
113	CNA Financial Corporation	4,981
465	CNO Financial Group, Inc.	11,086
1,187	Equitable Holdings, Inc.	38,922
50	Erie Indemnity Company, Class A	9,633
6,197	Genworth Financial, Inc., Class A(b)	25,098
163	Globe Life, Inc.	15,276
180	Hanover Insurance Group, Inc.	23,591
1,139	Hartford Financial Services Group, Inc.	78,637
130	Horace Mann Educators Corporation	5,031
290	Kemper Corporation	17,049
808	Lincoln National Corporation	55,154
1,377	Loews Corporation	79,536
27	Markel Corporation(b)	33,318
536	Marsh & McLennan Companies, Inc.	93,168
317	Mercury General Corporation	16,820
2,776	MetLife, Inc.	173,472
1,390	Old Republic International Corporation	34,166
824	Principal Financial Group, Inc.	59,600
1,741	Progressive Corporation	178,713
2,043	Prudential Financial, Inc.	221,133
378	Radian Group, Inc.	7,987
462	Reinsurance Group of America, Inc.	50,584
160	Selective Insurance Group, Inc.	13,110
120	State Auto Financial Corporation	6,203

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INSURANCE - 1.8% (Continued)
946	Travelers Companies, Inc.	$147,983
222	United Fire Group, Inc.	5,148
1,346	Unum Group	33,071
550	Voya Financial, Inc.	36,471
750	W R Berkley Corporation	61,793
6	White Mountains Insurance Group Ltd.	6,083
		2,041,110
	INTERNET MEDIA & SERVICES - 4.6%
42	Airbnb, Inc., CLASS A(b)	6,993
1,459	Alphabet, Inc., Class A(b)	4,226,781
28	Booking Holdings, Inc.(b)	67,178
237	Expedia Group, Inc.(b)	42,831
234	GoDaddy, Inc., Class A(b)	19,857
1,048	IAC/InterActiveCorporation(b)	136,984
1,345	Meta Platforms, Inc., Class A(b)	452,391
144	Netflix, Inc.(b)	86,751
146	Pinterest, Inc., Class A(b)	5,307
323	Snap, Inc., Class A(b)	15,191
304	Twitter, Inc.(b)	13,139
43	VeriSign, Inc.(b)	10,914
		5,084,317
	LEISURE FACILITIES & SERVICES - 0.5%
374	AMC Entertainment Holdings, Inc., Class A(b)	10,173
120	Cedar Fair, L.P.(b)	6,007
44	Choice Hotels International, Inc.	6,864
487	Cinemark Holdings, Inc.(b)	7,850
200	Hilton Grand Vacations, Inc.(b)	10,422
387	Hilton Worldwide Holdings, Inc.(b)	60,368
313	Hyatt Hotels Corporation, Class A(b)	30,017
195	Live Nation Entertainment, Inc.(b)	23,340
52	Madison Square Garden Sports Corporation(b)	9,034
796	Marriott International, Inc., Class A(b)	131,531
101	Marriott Vacations Worldwide Corporation	17,067
75	SeaWorld Entertainment, Inc.(b)	4,865

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	LEISURE FACILITIES & SERVICES - 0.5% (Continued)
1,460	Starbucks Corporation	$170,776
479	Travel + Leisure Company	26,474
38	Vail Resorts, Inc.	12,460
116	Wyndham Hotels & Resorts, Inc.	10,399
		537,647
	LEISURE PRODUCTS - 0.0%(a)
92	Hasbro, Inc.	9,364

	MACHINERY - 3.4%
4,785	AGCO Corporation	555,156
230	Alamo Group, Inc.	33,851
2,458	Colfax Corporation(b)	112,994
4,382	Deere & Company	1,502,545
523	Energy Recovery, Inc.(b)	11,239
3,248	Evoqua Water Technologies Corporation(b)	151,844
245	Flowserve Corporation	7,497
1,218	Franklin Electric Company, Inc.	115,174
63	Graco, Inc.	5,079
182	Hillenbrand, Inc.	9,462
614	Hyster-Yale Materials Handling, Inc., Class A	25,235
27	IDEX Corporation	6,381
134	Ingersoll Rand, Inc.	8,291
448	Lindsay Corporation	68,096
48	Nordson Corporation	12,253
119	Parker-Hannifin Corporation	37,856
64	Regal Rexnord Corporation	10,892
67	SPX FLOW, Inc.	5,794
70	Standex International Corporation	7,746
107	Stanley Black & Decker, Inc.	20,182
9,284	Xylem, Inc.	1,113,338
		3,820,905
	MEDICAL EQUIPMENT & DEVICES - 5.7%
32	10X Genomics, Inc., Class A(b)	4,767
2,267	Abbott Laboratories	319,058

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.7% (Continued)
55	ABIOMED, Inc.(b)	$19,754
313	Adaptive Biotechnologies Corporation(b)	8,783
645	Agilent Technologies, Inc.	102,974
22	Align Technology, Inc.(b)	14,458
357	Alphatec Holdings, Inc.(b)	4,081
369	AngioDynamics, Inc.(b)	10,177
348	Apria, Inc.(b)	11,345
1,120	Aspira Women’s Health, Inc.(b)	1,982
82	AtriCure, Inc.(b)	5,701
5	Atrion Corporation	3,525
870	Avanos Medical, Inc.(b)	30,163
3,598	Avantor, Inc.(b)	151,620
261	Axogen, Inc.(b)	2,446
5,427	Baxter International, Inc.	465,854
2,396	Becton Dickinson and Company	602,545
102	BioLife Solutions, Inc.(b)	3,802
472	Bionano Genomics, Inc.(b)	1,411
125	Bio-Rad Laboratories, Inc., Class A(b)	94,446
164	Bio-Techne Corporation	84,844
211	Bioventus, Inc.(b)	3,057
9,807	Boston Scientific Corporation(b)	416,601
390	Bruker Corporation	32,725
313	Cardiovascular Systems, Inc.(b)	5,878
356	CareDx, Inc.(b)	16,191
409	Castle Biosciences, Inc.(b)	17,534
304	Cerus Corporation(b)	2,070
199	CONMED Corporation	28,210
94	Cooper Companies, Inc.	39,380
417	CryoLife, Inc.(b)	8,486
1,099	Danaher Corporation	361,582
286	Dentsply Sirona, Inc.	15,956
156	DermTech, Inc.(b)	2,465
48	DexCom, Inc.(b)	25,774
1,098	Edwards Lifesciences Corporation(b)	142,246

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.7% (Continued)
446	Envista Holdings Corporation(b)	$20,097
201	Exact Sciences Corporation(b)	15,644
40	Glaukos Corporation(b)	1,778
350	Globus Medical, Inc., Class A(b)	25,270
570	Haemonetics Corporation(b)	30,233
1,197	Hologic, Inc.(b)	91,642
151	ICU Medical, Inc.(b)	35,838
39	IDEXX Laboratories, Inc.(b)	25,680
232	Illumina, Inc.(b)	88,262
23	Inari Medical, Inc.(b)	2,099
298	Inogen, Inc.(b)	10,132
7	Inspire Medical Systems, Inc.(b)	1,610
65	Insulet Corporation(b)	17,295
1,535	Integer Holdings Corporation(b)	131,381
642	Integra LifeSciences Holdings Corporation(b)	43,008
367	Intuitive Surgical, Inc.(b)	131,863
41	iRhythm Technologies, Inc.(b)	4,825
371	Lantheus Holdings, Inc.(b)	10,718
70	LeMaitre Vascular, Inc.	3,516
80	Masimo Corporation(b)	23,422
288	Meridian Bioscience, Inc.(b)	5,875
403	Merit Medical Systems, Inc.(b)	25,107
28	Mettler-Toledo International, Inc.(b)	47,522
1,092	MiMedx Group, Inc.(b)	6,596
716	Myriad Genetics, Inc.(b)	19,762
269	NanoString Technologies, Inc.(b)	11,360
199	Natera, Inc.(b)	18,585
375	Natus Medical, Inc.(b)	8,899
85	Neogen Corporation(b)	3,860
102	Nevro Corporation(b)	8,269
637	NuVasive, Inc.(b)	33,430
530	OraSure Technologies, Inc.(b)	4,606
364	Orthofix Medical, Inc.(b)	11,317
30	OrthoPediatrics Corporation(b)	1,796

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.7% (Continued)
407	Pacific Biosciences of California, Inc.(b)	$8,327
54	Penumbra, Inc.(b)	15,515
407	PerkinElmer, Inc.	81,831
246	Precision BioSciences, Inc.(b)	1,820
114	Quidel Corporation(b)	15,389
169	Repligen Corporation(b)	44,758
248	ResMed, Inc.	64,599
323	SeaSpine Holdings Corporation(b)	4,399
3,090	Senseonics Holdings, Inc.(b)	8,250
23,775	SmileDirectClub, Inc.(b)	55,871
2,105	Stryker Corporation	562,919
64	Surmodics, Inc.(b)	3,082
202	Tactile Systems Technology, Inc.(b)	3,844
590	Talis Biomedical Corporation(b)	2,366
58	Tandem Diabetes Care, Inc.(b)	8,730
241	Teleflex, Inc.	79,164
1,513	Thermo Fisher Scientific, Inc.	1,009,533
70	Varex Imaging Corporation(b)	2,209
192	Veracyte, Inc.(b)	7,910
278	Vericel Corporation(b)	10,925
141	Waters Corporation(b)	52,537
131	West Pharmaceutical Services, Inc.	61,440
2,463	Zimmer Biomet Holdings, Inc.	312,900
		6,401,506
	METALS & MINING - 0.1%
2,218	Compass Minerals International, Inc.	113,295
45	Encore Wire Corporation	6,440
		119,735
	MORTGAGE FINANCE - 0.1%
1,832	Annaly Capital Management, Inc.	14,326
159	Blackstone Mortgage Trust, Inc., Class A	4,869
610	Chimera Investment Corporation	9,199
1,542	New Residential Investment Corporation	16,515
413	PennyMac Mortgage Investment Trust	7,157

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MORTGAGE FINANCE - 0.1% (Continued)
303	Starwood Property Trust, Inc.	$7,363
		59,429
	MULTI ASSET CLASS REIT - 0.0%(a)
168	Apartment Income REIT Corporation	9,185
410	Vornado Realty Trust	17,163
90	WP Carey, Inc.	7,385
		33,733
	OFFICE REIT - 0.2%
405	Alexandria Real Estate Equities, Inc.	90,298
311	Boston Properties, Inc.	35,821
597	Brandywine Realty Trust	8,012
156	Douglas Emmett, Inc.	5,226
164	Highwoods Properties, Inc.	7,313
728	Hudson Pacific Properties, Inc.	17,989
87	Kilroy Realty Corporation	5,782
22	Orion Office REIT, Inc.(b)	411
117	SL Green Realty Corporation	8,389
		179,241
	PUBLISHING & BROADCASTING - 0.1%
2,995	Clear Channel Outdoor Holdings, Inc.(b)	9,913
276	Gray Television, Inc.	5,564
1,191	iHeartMedia, Inc., Class A(b)	25,059
68	Nexstar Media Group, Inc., Class A	10,267
476	Sinclair Broadcast Group, Inc., Class A	12,581
518	TEGNA, Inc.	9,614
		72,998
	REAL ESTATE SERVICES - 0.2%
919	CBRE Group, Inc., Class A(b)	99,721
307	Jones Lang LaSalle, Inc.(b)	82,687
441	Newmark Group, Inc., Class A	8,247
1,778	Realogy Holdings Corporation(b)	29,888
144	RMR Group, Inc., Class A	4,994
		225,537

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	RESIDENTIAL REIT - 0.0%(a)
132	American Campus Communities, Inc.	$7,562
214	American Homes 4 Rent, Class A	9,333
90	AvalonBay Communities, Inc.	22,733
53	Camden Property Trust	9,470
105	Equity LifeStyle Properties, Inc.	9,204
323	Equity Residential	29,232
39	Essex Property Trust, Inc.	13,737
272	Invitation Homes, Inc.	12,332
65	Mid-America Apartment Communities, Inc.	14,914
50	Sun Communities, Inc.	10,499
166	UDR, Inc.	9,958
		148,974
	RETAIL - CONSUMER STAPLES - 1.4%
77	BJ’s Wholesale Club Holdings, Inc.(b)	5,157
104	Costco Wholesale Corporation	59,041
444	Dollar General Corporation	104,709
52	Dollar Tree, Inc.(b)	7,307
2,486	Kroger Company	112,516
3,425	Rite Aid Corporation(b)	50,313
1,765	SpartanNash Company	45,466
558	Sprouts Farmers Market, Inc.(b)	16,561
635	Target Corporation	146,964
9,995	Walgreens Boots Alliance, Inc.	521,340
3,124	Walmart, Inc.	452,012
		1,521,386
	RETAIL - DISCRETIONARY - 1.1%
306	Aaron’s Company, Inc.	7,543
280	Academy Sports & Outdoors, Inc.(b)	12,292
194	American Eagle Outfitters, Inc.	4,912
67	Bath & Body Works, Inc.	4,676
106	Beacon Roofing Supply, Inc.(b)	6,079
2,027	Best Buy Company, Inc.	205,943
83	BlueLinx Holdings, Inc.(b)	7,948
70	Burlington Stores, Inc.(b)	20,406

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	RETAIL - DISCRETIONARY - 1.1% (Continued)
394	Conn’s, Inc.(b)	$9,267
180	Dick’s Sporting Goods, Inc.	20,698
59	Dillard’s, Inc., Class A	14,456
40	Floor & Decor Holdings, Inc., Class A(b)	5,200
265	Foot Locker, Inc.	11,562
241	GameStop Corporation, Class A(b)	35,762
580	Gap, Inc.	10,237
121	GMS, Inc.(b)	7,273
643	Home Depot, Inc.	266,851
1,158	Kohl’s Corporation	57,194
965	Lowe’s Companies, Inc.	249,433
2,542	Macy’s, Inc.	66,550
502	Nordstrom, Inc.(b)	11,355
588	Petco Health & Wellness Company, Inc.(b)	11,637
87	PetIQ, Inc.(b)	1,976
5,087	Qurate Retail, Inc. - Series A	38,661
488	Ross Stores, Inc.	55,769
358	Sally Beauty Holdings, Inc.(b)	6,609
1,420	TJX Companies, Inc.	107,806
111	Tractor Supply Company	26,485
37	Ulta Beauty, Inc.(b)	15,257
22	Victoria’s Secret & Company(b)	1,222
		1,301,059
	RETAIL REIT - 0.0%(a)
278	Brixmor Property Group, Inc.	7,064
41	Federal Realty Investment Trust	5,589
259	Macerich Company	4,476
203	Realty Income Corporation	14,533
234	Simon Property Group, Inc.	37,386
		69,048
	SELF-STORAGE REIT - 0.0%(a)
42	Extra Space Storage, Inc.	9,523
71	Public Storage	26,594
		36,117

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SEMICONDUCTORS - 1.4%
178	Advanced Micro Devices, Inc.(b)	$25,614
1,107	Amkor Technology, Inc.	27,443
194	Analog Devices, Inc.	34,099
590	Applied Materials, Inc.	92,842
190	Azenta, Inc.	19,591
210	Broadcom, Inc.	139,736
238	Cirrus Logic, Inc.(b)	21,901
30	Coherent, Inc.(b)	7,996
32	Entegris, Inc.	4,435
133	II-VI, Inc.(b)	9,088
9,843	Intel Corporation	506,915
50	IPG Photonics Corporation(b)	8,607
66	KLA Corporation	28,387
79	Lam Research Corporation	56,813
142	Marvell Technology, Inc.	12,424
218	Microchip Technology, Inc.	18,979
1,523	Micron Technology, Inc.	141,867
57	MKS Instruments, Inc.	9,928
140	NVIDIA Corporation	41,175
353	ON Semiconductor Corporation(b)	23,976
131	Qorvo, Inc.(b)	20,487
621	QUALCOMM, Inc.	113,562
258	Skyworks Solutions, Inc.	40,026
26	Synaptics, Inc.(b)	7,527
66	Teradyne, Inc.	10,793
310	Texas Instruments, Inc.	58,426
632	Vishay Intertechnology, Inc.	13,822
48	Xilinx, Inc.	10,177
		1,506,636
	SOFTWARE -3.6%
769	1Life Healthcare, Inc.(b)	13,511
62	Adobe, Inc.(b)	35,158
64	Akamai Technologies, Inc.(b)	7,491
13	ANSYS, Inc.(b)	5,215

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SOFTWARE - 3.6% (Continued)
28	Autodesk, Inc.(b)	$7,873
531	Avaya Holdings Corporation(b)	10,514
45	Cadence Design Systems, Inc.(b)	8,386
461	Cerner Corporation	42,813
130	Citrix Systems, Inc.	12,297
50	Concentrix Corporation	8,931
334	Dropbox, Inc., Class A(b)	8,196
19	Fortinet, Inc.(b)	6,829
56	Intuit, Inc.	36,020
509	Loyalty Ventures, Inc.(b)	15,306
9,097	Microsoft Corporation	3,059,502
493	NortonLifeLock, Inc.	12,808
87	Nuance Communications, Inc.(b)	4,813
486	Oak Street Health, Inc.(b)	16,106
310	Omnicell, Inc.(b)	55,936
1,760	Oracle Corporation	153,490
10	Palo Alto Networks, Inc.(b)	5,568
183	Privia Health Group, Inc.(b)	4,734
143	salesforce.com, Inc.(b)	36,341
11	ServiceNow, Inc.(b)	7,140
360	SS&C Technologies Holdings, Inc.	29,513
35	Synopsys, Inc.(b)	12,898
587	Tabula Rasa HealthCare, Inc.(b)	8,805
129	Teradata Corporation(b)	5,479
2,988	VMware, Inc., Class A	346,248
19	Workday, Inc., Class A(b)	5,190
		3,983,111
	SPECIALTY FINANCE -1.2%
871	Alliance Data Systems Corporation	57,982
2,419	American Express Company	395,748
2,300	Capital One Financial Corporation	333,707
1,367	Discover Financial Services	157,971
44	Federal Agricultural Mortgage Corporation, Class C	5,453
960	Fidelity National Financial, Inc.	50,093

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SPECIALTY FINANCE - 1.2% (Continued)
244	First American Financial Corporation	$19,088
91	FirstCash Holdings, Inc.	6,808
447	Guild Holdings Company	6,271
2,097	loanDepot, Inc.	10,066
508	MGIC Investment Corporation	7,325
196	Mr. Cooper Group, Inc.(b)	8,156
349	OneMain Holdings, Inc.	17,464
250	PennyMac Financial Services, Inc.	17,445
206	PROG Holdings, Inc.(b)	9,293
3,983	Rocket Companies, Inc.	55,762
164	Stewart Information Services Corporation	13,076
3,785	Synchrony Financial	175,586
39	Walker & Dunlop, Inc.	5,884
		1,353,178
	SPECIALTY REITS - 0.1%
747	Iron Mountain, Inc.	39,091
79	Lamar Advertising Company, Class A	9,583
276	Outfront Media, Inc.	7,402
		56,076
	STEEL - 0.0%(a)
155	Reliance Steel & Aluminum Company	25,144

	TECHNOLOGY HARDWARE - 5.1%
17,413	Apple, Inc.	3,092,026
237	Arista Networks, Inc.(b)	34,069
156	Arrow Electronics, Inc.(b)	20,946
359	Avnet, Inc.	14,802
381	Benchmark Electronics, Inc.	10,325
572	Ciena Corporation(b)	44,027
5,776	Cisco Systems, Inc.	366,025
2,366	CommScope Holding Company, Inc.(b)	26,121
2,227	Corning, Inc.	82,911
246	Corsair Gaming, Inc.(b)	5,168
6,479	Dell Technologies, Inc., Class C(b)	363,925

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TECHNOLOGY HARDWARE - 5.1% (Continued)
43	F5, Inc.(b)	$10,523
9,886	Hewlett Packard Enterprise Company	155,902
21,112	HP, Inc.	795,289
863	Inseego Corporation(b)	5,031
70	InterDigital, Inc.	5,014
3,239	Jabil, Inc.	227,864
835	Juniper Networks, Inc.	29,818
299	Knowles Corporation(b)	6,982
106	Lumentum Holdings, Inc.(b)	11,212
104	Motorola Solutions, Inc.	28,257
888	NCR Corporation(b)	35,698
330	NetApp, Inc.	30,357
2,291	Pitney Bowes, Inc.	15,189
177	Plantronics, Inc.(b)	5,193
1,324	Sanmina Corporation(b)	54,893
307	Super Micro Computer, Inc.(b)	13,493
76	TD SYNNEX Corporation	8,691
958	TTM Technologies, Inc.(b)	14,274
20	Ubiquiti, Inc.	6,134
1,465	Western Digital Corporation(b)	95,533
2,368	Xerox Holdings Corporation	53,612
27	Zebra Technologies Corporation, Class A(b)	16,070
		5,685,374
	TECHNOLOGY SERVICES - 1.5%
401	Amdocs Ltd.	30,011
242	Automatic Data Processing, Inc.	59,672
65	Block, Inc., Class A(b)	10,498
196	Broadridge Financial Solutions, Inc.	35,833
449	CDW Corporation/DE	91,946
936	Cognizant Technology Solutions Corporation, Class A	83,042
25,491	Conduent, Inc.(b)	136,121
106	CSG Systems International, Inc.	6,108
3,474	DXC Technology Company(b)	111,828
9	EPAM Systems, Inc.(b)	6,016

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TECHNOLOGY SERVICES - 1.5% (Continued)
128	Equifax, Inc.	$37,477
164	Euronet Worldwide, Inc.(b)	19,544
54	ExlService Holdings, Inc.(b)	7,818
19	Fair Isaac Corporation(b)	8,240
670	Fidelity National Information Services, Inc.	73,131
652	Fiserv, Inc.(b)	67,671
79	Gartner, Inc.(b)	26,411
273	Global Payments, Inc.	36,904
185	Green Dot Corporation, Class A(b)	6,704
93	ICF International, Inc.	9,537
528	Insight Enterprises, Inc.(b)	56,285
1,329	International Business Machines Corporation	177,633
37	Jack Henry & Associates, Inc.	6,179
465	Kyndryl Holdings, Inc.(b)	8,417
286	Mastercard, Inc., Class A	102,766
268	MAXIMUS, Inc.	21,352
1,546	MoneyGram International, Inc.(b)	12,198
110	Moody’s Corporation	42,964
4,192	Nielsen Holdings PLC	85,978
215	Paychex, Inc.	29,348
461	PayPal Holdings, Inc.(b)	86,935
1,021	Rackspace Technology, Inc.(b)	13,753
111	S&P Global, Inc.	52,384
1,034	Sabre Corporation(b)	8,882
233	TransUnion	27,629
564	Unisys Corporation(b)	11,601
34	Verisk Analytics, Inc.	7,777
340	Visa, Inc., Class A	73,681
1,213	Western Union Company	21,640
		1,711,914
	TELECOMMUNICATIONS - 5.0%
32,871	AT&T, Inc.	808,627
309	EchoStar Corporation, Class A(b)	8,142
116	IDT Corporation, Class B(b)	5,123

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TELECOMMUNICATIONS - 5.0% (Continued)
11,409	Lumen Technologies, Inc.	$143,183
1,781	Telephone and Data Systems, Inc.	35,887
1,789	T-Mobile US, Inc.(b)	207,488
162	United States Cellular Corporation(b)	5,106
85,962	Verizon Communications, Inc.	4,466,586
		5,680,142
	TRANSPORTATION & LOGISTICS - 0.1%
245	J.B. Hunt Transport Services, Inc.	50,079
164	Landstar System, Inc.	29,359
452	Schneider National, Inc., Class B	12,163
		91,601
	WHOLESALE - CONSUMER STAPLES -3.8%
2,056	Andersons, Inc.	79,588
7,656	Archer-Daniels-Midland Company	517,469
23,045	Bunge Ltd.	2,151,481
218	Calavo Growers, Inc.	9,243
326	Chefs’ Warehouse, Inc.(b)	10,856
7,401	Performance Food Group Company(b)	339,632
7,928	Sysco Corporation	622,744
2,642	United Natural Foods, Inc.(b)	129,669
12,090	US Foods Holding Corporation(b)	421,095
		4,281,777
	WHOLESALE -DISCRETIONARY -0.1%
274	ePlus, Inc.(b)	14,763
185	PC Connection, Inc.	7,979
26	Pool Corporation	14,716
446	ScanSource, Inc.(b)	15,646
148	Veritiv Corporation(b)	18,140
		71,244

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2021

TOTAL COMMON STOCKS (Cost $101,456,572)	$111,215,176

TOTAL INVESTMENTS - 99.8% (Cost $101,456,572	$111,215,176
OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	270,041
NET ASSETS - 100.0%	$111,485,217

ETF	- Exchange-Traded Fund

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Humankind US Stock ETF
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

ASSETS
Investment securities:
Securities at Cost	$101,456,572
Securities at Value	$111,215,176
Cash	101,168
Dividends and interest receivable	84,696
Due from Advisor	24,177
Deposit with broker	60,000
TOTAL ASSETS	111,485,217

NET ASSETS	$111,485,217

Net Assets Consist of:
Paid in capital	$101,888,008
Accumulated earnings	9,597,209
NET ASSETS	$111,485,217

Net Asset Value Per Share:
Net Assets	$111,485,217
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,754,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$29.70

See accompanying notes to financial statements.

Humankind US Stock ETF
STATEMENT OF OPERATIONS
For the Period* Ended December 31, 2021

INVESTMENT INCOME
Dividends (net of $26 foreign withholding taxes)	$1,155,832

EXPENSES
Investment advisory fees	76,711

NET INVESTMENT INCOME	1,079,121

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on
Investments:	(165,306)
Distributons of realized gains from underlying investments	4,556
Inkind Redemptions:	3,218,150
Net change in unrealized appreciation on investments	9,758,604

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	12,816,004

NET INCREASE IN NET ASSETS FROM OPERATIONS	$13,895,125

*	Commenced operations on February 24, 2021

See accompanying notes to financial statements.

Humankind US Stock ETF
STATEMENT OF CHANGES IN NET ASSETS

For the
Period* Ended
December 31, 2021

FROM OPERATIONS:
Net investment income	$1,079,121
Net realized loss from investments	(165,306)
Net realized gain from distributions from underlying investments	4,556
Net realized gain from Inkind redemptions	3,218,150
Net change in unrealized appreciation on investments	9,758,604
Net increase in net assets resulting from operations	13,895,125

DISTRIBUTIONS TO SHAREHOLDERS FROM:
From Return of Capital	(117,160)
Total distributions paid	(1,080,606)
Net decrease in net assets from distributions to shareholders	(1,197,766)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	116,775,927
Payments for shares redeemed	(18,088,069)
Net increase in net assets from shares of beneficial interest	98,687,858

TOTAL INCREASE IN NET ASSETS	111,385,217

NET ASSETS:
Beginning of Period	100,000
End of Period	$111,485,217

SHARE ACTIVITY
Shares Sold	4,400,000
Shares Redeemed	(650,000)
Net increase in shares of beneficial interest outstanding	3,750,000

*	Commenced operations on February 24, 2021.

See accompanying notes to financial statements.

Humankind US Stock ETF
Financial Highlights

(For a share outstanding during the period)

Period Ended
December 31, 2021 *

Net asset value, beginning of period	$25.00

Activity from investment operations:
Net investment income (1)	0.37
Net realized and unrealized gain on investments	4.69

Total from investment operations	5.06

Less distributions from:
Net investment income	(0.33)
Return of capital	(0.03)
Total distributions	(0.36)

Net asset value, end of period	$29.70

Market price, end of period	$29.71

Total return (2,3)	20.31%

Net assets, end of period (000s)	$111,485

Ratio of expenses to average net assets (4)	0.11%

Ratio of net investment income to average net assets (4)	1.54%

Portfolio Turnover Rate (2,5)	22%

*	The Humankind US Stock ETF commenced operations on February 24, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Not annualized.

(3)	Total return is historical in nature and assumes changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 5)

See accompanying notes to financial statements.

Humankind US Stock ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

1.       ORGANIZATION

Humankind Benefit Corporation (the “Company”), is organized as a Benefit Corporation pursuant to the laws of the State of Maryland. The Company was incorporated on July 6, 2020. The Humankind US Stock ETF (the “Fund”) is a diversified series of the Company and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Humankind US Equity Index (the “Index”). The Fund’s investment objective may be changed without the consent of the shareholders of the Fund. The Fund commenced operations on February 24, 2021.

2.       SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Directors (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Securities traded on a foreign exchange which has not closed by the valuation time or for which the official closing prices are not available at the time the net asset value per share (“NAV”) is determined may use alternative market prices provided by a pricing service.

Fair Valuation Process. As noted above, the fair value committee is composed of one or more representatives from each of the (i) Company, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the

Humankind US Stock ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2021

following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2021 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$111,215,176	$—	$—	$111,215,176
Total	$111,215,176	$—	$—	$111,215,176

The Fund did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using effective yield method. Dividend income and expense are recorded on the ex-dividend date. Non-cash dividends are included in dividend income on the ex-dividend date at the fair market value of the shares received. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends and foreign capital gain taxes have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Humankind US Stock ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2021

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP and are recorded on the ex-dividend date. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund identifies its major tax jurisdictions as U.S. federal, Maryland, and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the period ended December 31, 2021, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Company indemnifies its officers and directors for certain liabilities that may arise from the performance of their duties to the Company. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the period ended December 31, 2021, cost of purchases and proceeds from sales of portfolio securities, other than in-kind transaction and short-term investments, amounted to $17,675,570 and $17,543,836, respectively. For the period ended December 31, 2021, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $116,394,107 and $18,029,202, respectively.

4.       INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Humankind Investments LLC, (the “Adviser”) serves as the Fund’s investment adviser. Pursuant to an investment advisory agreement with the Company, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund, manages the Fund’s portfolio and supervises the performance of administrative and professional services provided by others. The Adviser pays all operating expenses of the Fund, except for the fee payments under the Advisory Agreement, brokerage fees and commissions, indirect costs of investing in other investment companies, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Company’s Directors and officers with respect thereto, and authorized expenses pursuant to Rule 12b-1 under the 1940 Act. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.11% of the Fund’s average daily net assets. For the period ended December 31, 2021, the Fund incurred $76,711 in advisory fees, and $24,177 was due from the advisor.

Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Fund. The Company, with respect to the Fund, has adopted the Company’s ETF Distribution Plan

Humankind US Stock ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2021

pursuant to Rule 12b-1 of the 1940 Act (the “Plan”), which allows the Fund to pay the Fund’s distributor an annual fee for distribution and shareholder servicing expenses of up to 0.25% of the Fund’s average daily net assets. As of December 31, 2021, the Plan has not been activated. For the period ended December 31, 2021, the Fund did not incur any distribution fees.

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Directors’ fees, but not payments under the Fund’s 12b-1 plan, brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Fund may invest, and extraordinary or non-recurring expenses (including litigation to which the Company or the Fund may be a party and indemnification of the Directors and officers with respect thereto). The Advisor, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Company. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration and fund accounting services to the Fund.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Company, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Company. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

5.       CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant, or as a result of other market circumstances. In addition, the Fund generally imposes transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades, which is payable to the custodian (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$250	2.00%

*	As a percentage of the amount invested.

Humankind US Stock ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2021

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION - TAX BASIS

At December 31, 2021, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
Humankind US Stock ETF	$101,460,144	$12,754,606	$(2,999,574)	$9,755,032

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended December 31, 2021 is as follows:

Period Ended
December 31, 2021
Ordinary Income	$1,080,606
Long-Term Capital Gain	—
Return of Capital	117,160
$1,197,766

As of December 31, 2021, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Losses)
$—	$—	$(431)	$(157,392)	$—	$9,755,032	$9,597,209

The difference between book basis and tax basis unrealized depreciation and accumulated net realized losses from security transactions are primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the period are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $431.

At December 31, 2021, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$(157,392)	$—	$(157,392)	$—

Permanent book and tax differences, primarily attributable to redemptions In-Kind have been made to increase (decrease) such accounts with offsetting adjustments for the Fund for the period ended December 31, 2021 as follows:

Paid In	Accumulated Earnings
Capital	(Losses)
$3,217,310	$(3,217,310)

Humankind US Stock ETF

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2021

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Humankind Benefit Corporation
and the Shareholder of Humankind US Stock ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Humankind US Stock ETF, a series of shares of beneficial interest in Humankind Benefit Corporation (the “Fund”), including the schedule of investments, as of December 31, 2021, and the related statements of operations and changes in net assets and the financial highlights for the period February 24, 2021 (commencement of operations) through December 31, 2021, and the related notes (collectively referred to as the “financial statement”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations, changes in net assets, and financial highlights for period February 24, 2021 through December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of the Fund since 2021.

Philadelphia, Pennsylvania

February 28, 2022

Humankind US Stock ETF

Expense Example (Unaudited)

December 31, 2021

As a shareholder of the Fund you incur ongoing costs, which include management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021 (the “period”).

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending
	Beginning	Account	Annualized	Expenses Paid
	Account Value	Value	Expense	During Period
	7/1/21	12/31/21	Ratio	7/1/21-12/31/21
Actual*
	$1,000.00	$ 1,090.50	0.11%	$ 0.58
Hypothetical*
(5% return before expenses)
	$1,000.00	$ 1,024.65	0.11%	$ 0.56

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six-month period (184), divided by the number of days in the fiscal year (365).

Humankind US Stock ETF

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the fiscal period ended December 31, 2021, the Trust’s Liquidity Risk Management Program Administrator (the “Administrator”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Administrator concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Humankind US Stock ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2021

Name (Year of Birth; Positions with the Funds since)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held During the Past 5 Years
Independent Directors
Jason Cik (1981); Director and Chairman of the Board since 2021	Founder and Owner, Naturepedic (since 2003)	1	None
Dina Kook (1987); Director since 2021	Director, Fund Finance, Financial Institutions Sector, ING Capital LLC (since 2020); Vice President, Fund Finance, Financial Institutions Sector, ING Capital LLC (2017-2020); Associate, Fund Finance, Financial Institutions Sector, ING Capital LLC (2014-2017)	1	None
Zachary Roseman (1987); Director since 2021	Chief Executive Officer, Mosaic Group (since 2020); Chief Operating Officer, Mosaic Group (2018-2020); General Manager, Apalon (2019-2020); Vice President of Operations, Apalon (2018-2019); Head of Corporate Development, Apalon (2017-2019); Senior Director, Strategy and M&A, IAC (2017); Director, Strategy and M&A, IAC (2016-2017)	1	None
Interested Director
James Katz (1987); Director since 2020	Chief Executive Officer and Chief Compliance Officer, Humankind Investments LLC (since 2019); Quantitative Equity Analyst, Data Scientist, Vanguard (2016-2018)	1	Director, Humankind Financial Group, PBC (since 2020)

Humankind US Stock ETF
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2021

Name (Year of Birth)	Position(s) Held with the Company	Principal Occupations During the Past 5 Years
James Katz (1987)	President, Principal Executive Officer, and Director	Chief Executive Officer and Chief Compliance Officer, Humankind Investments LLC (since 2019); Quantitative Equity Analyst, Data Scientist, Vanguard (2016-2018)
Yi Yi Mon Aye Han (1984)	Vice President	Portfolio Manager, Humankind Investments LLC (since 2020); Portfolio Manager, Senior Quantitative Analyst, Quantitative Analyst, Redwood Investment Management, LLC (2015-2020)
Brian Curley	Treasurer, and Principal Financial Officer	Vice President, Ultimus Fund Solutions, LLC (since 2020); Vice President, Gemini Fund Services, LLC (2015-2020), Assistant Vice President, Gemini Fund Services, LLC (2012-2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008-2012); Senior Associate of Fund Administration, Morgan Stanley (1999-2008).
Paul F. Leone (1963)	Secretary	Vice President, Senior Legal Counsel; Ultimus Fund Solutions (since 2020); Secretary, Centaur Mutual Funds Trust (since 2020); Secretary, Capitol Series Trust (since 2021); Secretary, Papp Investment Trust (since 2021); Attorney, Leone Law Office P.C. (2019 to 2020); Senior Counsel, Empower Retirement (2015 to 2019).
Deryk Jones (1988)	Anti-Money Laundering Compliance Officer	Compliance Analyst, Northern Lights Compliance Services, LLC (2018-Present); AML Officer, Princeton Private Investments Access Fund (2019-Present).
N. Lynn Bowley (1958)	Chief Compliance Officer	Senior Vice President and Senior Compliance Officer, Northern Lights Compliance Services, LLC (2007-present); Alternative Strategy Fund (2016-Present); Chief Compliance Officer, Primark Private Equity Investments Fund (2020- Present); Chief Compliance Officer, the VELA Funds; Chief Compliance Officer, Northern Lights Fund Trust (2007-2020); Chief Compliance Officer, Northern Lights Variable Trust (2017-2020); Chief Compliance Officer, The Reynolds Funds, Inc. (2007-2016).

Humankind US Stock ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2021

MARYLAND BENEFIT CORPORATION

Privacy Policies and Procedures

The Maryland Benefit Corporation, (the “Company”) has adopted the following privacy policies in order to safeguard the personal information of the Company’s customers and consumers in ac-cordance with Regulation S-P as promulgated by the U.S. Securities and Exchange Commission.

Company officers are responsible for ensuring that the following policies and procedures are im-plemented:

1)       The Company is committed to protecting the confidentiality and security of the information they collect and will handle personal customer and consumer information only in accordance with Regulation S-P and any other applicable laws, rules and regulations18. The Company will ensure: (a) the security and confidentiality of customer records and information; (b) that customer records and information are protected from any anticipated threats and hazards; and (c) that customer rec-ords and information are protected from unauthorized access or use.

2)       The Company conducts its business affairs through its Directors, officers and third parties that provide services pursuant to agreements with the Company. The Company has no employees. It is anticipated that the Directors and officers of the Company who are not employees of service providers will not have access to customer records and information in the performance of their normal responsibilities for the Company.

3)       The Company may share customer information with its affiliates, subject to the customers’ right to prohibit such sharing.

4)       The Company may share customer information with unaffiliated third parties only in ac-cordance with the requirements of Regulation S-P. Pursuant to this policy, the Company will not share customer information with unaffiliated third parties other than as permitted by law, unless authorized to do so by the customer.

Consistent with these policies, the Company has adopted the following procedures:

1)       The Company will determine that the policies and procedures of its affiliates and Service Providers are reasonably designed to safeguard customer information and only permit appropriate and authorized access to and use of customer information through the application of appropriate administrative, technical and physical protections.

2)       The Company will direct each of its Service Providers to adhere to the privacy policy of the Company and to its privacy policies with respect to all customer information of the Company and to take all actions reasonably necessary so that the Company is in compliance with the provi-sions of Regulation S-P, including, as applicable, the development and delivery of privacy notices and the maintenance of appropriate and adequate records.

18       Generally, the Funds have institutional clients which are not considered “customers” for purposes of regulation S-P.

Humankind US Stock ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
December 31, 2021

3)       The Company requires its Service Providers to provide periodic reports to the Company’s Board of Directors outlining their privacy policies and the implementation of such policies. Each Service Provider is required to promptly report to the Company’s Board any material changes to its privacy policy before, or promptly after, the adoption of such changes.

This Page Intentionally Left Blank.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-557-6657 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Humankind Investments LLC
79 Madison Avenue
New York, NY 10016

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

HUMANKIND-AR21

Item 2. Code of Ethics.

(a)       The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)       During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)       During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1)i The Registrant’s board of trustees has determined that Zachary Roseman is an audit committee financial expert, as defined in Item 3 of Form N-CSR.

(a)(2) Mr. Roseman is independent for purposes of this Item 3.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)       Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2021
Humankind US Stock ETF	$7,000

(b)       Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)       Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2021
Humankind US Stock ETF	$3,000

(d)       All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended December 31, 2021.

(e)(1) The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)       All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended December 31, 2021 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Humankind US Stock ETF

By (Signature and Title)

/s/ James Katz

James Katz, Director

Date 4/1/22

Pursuant to the requirements of the Securities Exchange Act of 1933 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Katz

James Katz, Principal Executive Officer/President

Date 4/1/22

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 4/1/22